Material Related Party Transactions - Loans from and Deposits Placed with Southern Airlines Group Finance Co., Ltd (Detail) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Borrowings	¥ 48,287,000,000	¥ 45,504,000,000
Deposits placed with SA Finance	6,826,000,000	4,126,000,000
Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	27,568,000,000	26,746,000,000
After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	9,126,000,000	440,000,000
After 2 years but within 5 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	11,566,000,000	18,260,000,000
CSAH and its affiliates [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Borrowings	105,000,000	105,000,000
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Borrowings	431,000,000	0
Deposits placed with SA Finance	6,095,000,000	¥ 3,759,000,000
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member]
Disclosure of transactions between related parties [line items]
Borrowings	431,000,000
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member] | Within 1 year [member]
Disclosure of transactions between related parties [line items]
Borrowings	273,000,000
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member] | After 1 year but within 2 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	58,000,000
Southern Airlines Group Finance Co., Ltd [member] | Unsecured loans [Member] | After 2 years but within 5 years [member]
Disclosure of transactions between related parties [line items]
Borrowings	100,000,000
Southern Airlines Group Finance Co., Ltd [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Borrowings	¥ 105,000,000